PRODUCTION COSTS (Tables)	12 Months Ended
Dec. 31, 2013
PRODUCTION COSTS
Schedule of film production costs

	2012	2013
Beginning balance for completed films as of January 1	28,825,639	34,711,616
Additions	49,918,921	20,607,985
Amortization	(41,774,480)	(27,474,082)
Impairment losses	(2,280,198)	(2,149,156)
Exchange differences	21,734	229,122

Subtotal for completed films	34,711,616	25,925,485

Beginning balance for films in production and not released as of January 1	41,019,183	55,633,793
Additions	64,466,725	79,697,631
Transfers to completed films	(49,918,921)	(20,607,985)
Exchange differences	66,806	1,596,670

Subtotal for films in production and not released	55,633,793	116,320,109

Ending balance as December 31	90,345,409	142,245,594